Consolidated Statement of Mezzanine Equity and Shareholders' (Deficit) Equity/Members' Deficit (Parenthetical)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Dividends payable, date Declared	Apr. 02, 2019	Apr. 02, 2018	Mar. 21, 2017